Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of Gross Balance - Land and building - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in right-of-use assets [abstract]
Balances as of beginning	$ 189,234	$ 215,411
Additions	6,589	8,507
Disposals	(28,450)	(35,049)
Impairment	0	365
Other	0	0
Balances as of ending	$ 167,373	$ 189,234